Financial risk management - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
FINANCIAL RISK MANAGEMENT
Description of functional currency	U.S. dollars
Percentage of gains losses on exchange differences on translation recognised in profit or loss	10.00%
Percentage of changes in differences on commodity price recognised in net earnings and other comprehensive income	10.00%
At 1 percent change
FINANCIAL RISK MANAGEMENT
Interest income	$ 4.8